SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.            SUBSEQUENT EVENTS

American Depositary Shares (ADSs) Offering

On May 16, 2013, UBIC listed on the Nasdaq Global Market in the U.S. (“NASDAQ”).

On May 21, 2013, UBIC made a U.S. initial public offering of 1,100,000 American Depositary Shares (“ADSs”), representing 220,000 shares of common stock at an initial offering price of $8.38 per ADR. On June 7, 2013, UBIC sold an additional 140,000 ADSs representing 28,000 shares of common stock, pursuant to the partial exercise of the over-allotment option granted to the underwriters in connection with the U.S. initial public offering. The remaining over-allotment option expired on July 9, 2013.

Total gross proceeds and proceeds net of costs from the initial public offering and the exercise of the over-allotment option amounted to ¥984,730 thousand and ¥618,700 thousand, respectively, which net amount was credited to equity. Tax effects associated with costs from the initial public offering of ¥148,109 thousand was also credited to equity.

Warrants and stock options

On May 16, 2013, the Company issued a warrant to purchase a number of ADSs equal to an aggregate of 44,000 ADSs with an exercise price per ADS of $10.056 to two underwriters of the U.S. initial public offering. The warrant will be exercisable from May 16, 2014 to May 17, 2018.

On May 31, 2013, the Company granted stock options to purchase a total of 30,000 equity shares with an exercise price per share of ¥4,684 to 5 employee/directors and 42 employees (“7th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years following the vesting date.

Dividends

On June 25, 2013, UBIC’s shareholders approved the payment of a year-end cash dividend of ¥50 per share of common stock in the aggregate amount of ¥159,654 thousand to shareholders of record at March 31, 2013.